Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Depreciation expenses	¥ 223,158	¥ 211,973	¥ 210,179
Amount due for purchase of property, plant and equipment	¥ 33,585	¥ 38,893